Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	Americas Gold & Silver Corp
Entity Central Index Key	0001286973
Document Type	6-K
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019